Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Changes in Each Component of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in the accumulated balances for each component of accumulated other comprehensive loss:

	Foreign Currency Translation	Unrecognized Pension Plan Losses	Derivative Financial Instruments	Total
	(in millions)
Balance at December 31, 2015	$(104.5)	$(4.6)	$—	$(109.1)
Other comprehensive (loss) income before reclassifications	(45.5)	(2.9)	0.5	(47.9)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.2	(1.1)	(0.9)
Other comprehensive (loss) income	(45.5)	(2.7)	(0.6)	(48.8)
Balance at December 31, 2016	(150.0)	(7.3)	(0.6)	(157.9)
Other comprehensive (loss) income before reclassifications	71.7	(0.5)	(0.2)	71.0
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.6	0.9	1.5
Other comprehensive income	71.7	0.1	0.7	72.5
Balance at December 31, 2017	(78.3)	(7.2)	0.1	(85.4)
Other comprehensive income (loss) before reclassifications	(54.2)	1.2	3.2	(49.8)
Amounts reclassified from accumulated other comprehensive income (loss)	—	0.8	(0.5)	0.3
Other comprehensive (loss) income	(54.2)	2.0	2.7	(49.5)
Balance at December 31, 2018	$(132.5)	$(5.2)	$2.8	$(134.9)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the reclassifications out of accumulated other comprehensive loss during the years ended December 31, 2018, 2017 and 2016:

	Classification	Year Ended December 31,
	of Expense	2018	2017	2016
		(in millions)
Unrealized pension plan obligations:
Adjustment of pension plan obligations	(a)	$(0.9)	$(0.7)	$(0.2)
Tax benefit	(c)	0.1	0.1	—
Adjustment of pension plan obligations, net of tax		(0.8)	(0.6)	(0.2)
Derivative financial instruments:
Gain (loss) on derivative financial instruments	(b)	0.7	(1.1)	1.1
Tax benefit	(c)	(0.2)	0.2	—
Gain (loss) on derivative financial instruments, net of tax		0.5	(0.9)	1.1
Total reclassifications from accumulated other comprehensive income (loss)		$(0.3)	$(1.5)	$0.9

(a)	Amount is included in the calculation of pension cost within other non-operating expenses in the Company's Consolidated Statements of Operations.

(b)	Amount is included in cost of sales and loss (gain) on currency translation in the Company's Consolidated Statements of Operations.
(c)
These amounts are included in income tax expense in the Company's Consolidated Statements of Operations.